July 10, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Advantage Bancorp Clarksville, Tennessee Registration Statement on Form S-1
Dear Sir or Madam:
     On behalf of First Advantage Bancorp (the “Company”), we are hereby filing the Company’s Registration Statement on Form S-1. The Company is the proposed holding company for First Federal Savings Bank, a federally chartered savings bank, the deposits of which are insured by the Federal Deposit Insurance Corporation.
     A wire transfer in the amount of $2,355 has been executed pursuant to 17 C.F.R. § 202.3 in payment of the required filing fee.
     If you have any questions about the filing, please contact the undersigned at (202) 362-0840.

Very truly yours,

MULDOON MURPHY & AGUGGIA LLP

/s/ Victor L. Cangelosi Victor L. Cangelosi
VLC/
Enclosure

cc:	Earl O. Bradley, III, Chief Executive Officer
John T. Halliburton, President
Patrick C. Greenwell, Chief Financial Officer
Douglas Keller, BKD LLP
Benjamin Howard, BKD LLP
Harold Hanley, Keefe Bruyette & Woods
Charles Sloane, Keefe Bruyette & Woods
Douglas Reidel, Keefe Bruyette & Woods
James Crotty, Keefe Bruyette & Woods
James Stewart, Esq., Malizia Spidi & Fisch
Michael Keller, Keller & Company
John Shaffer, Keller & Company
Ronald Riggins, RP Financial
James Hennessey, RP Financial
Gary R. Bronstein, Esq.
Eric S. Kracov, Esq.
Annmarie Boyd, Esq.
Stephen F. Donahoe, Esq.